SUBSEQUENT EVENTS (Details)			1 Months Ended
	Sep. 04, 2023 $ / shares	Dec. 22, 2022 USD ($)	Dec. 31, 2022 USD ($)	Oct. 13, 2023 USD ($)	Oct. 13, 2023 CNY (¥)	Oct. 12, 2023
SUBSEQUENT EVENTS
Cash equity investment		$ 14,800,000
Additional expenditures		0
Commitment incurred		$ 14,800,000	$ 14,800,000
Subsequent event
SUBSEQUENT EVENTS
Repurchased face amount				$ 104,052	¥ 720,000,000
Stated interest rate, as a percent				4.80%	4.80%	4.80%
Subsequent event | Common Class A
SUBSEQUENT EVENTS
Proposed share price | $ / shares	$ 0.619
Subsequent event | American depositary shares
SUBSEQUENT EVENTS
Proposed share price | $ / shares	$ 6.19
Premium percentage of proposed share price over the closing price	210.00%
Premium percentage of proposed share price over the volume weighted average closing price	25.00%
Threshold trading days considered to calculate volume weighted average closing price	30 days
Subsequent event | 4.25% bonds, maturing in 2024
SUBSEQUENT EVENTS
Repurchased face amount				$ 52,026
Stated interest rate, as a percent				4.25%	4.25%
Principle amount | ¥					¥ 360,000,000